Other assets	12 Months Ended
Mar. 31, 2022
Other assets
13. Other assets
Other assets include the following:

	As of March 31,
	2021		2022		2022

	(In millions)
Security deposits for leased property	Rs.	5,483.3	Rs.	5,687.6	US$	75.0
Sundry accounts receivable		46,755.4		52,033.2		685.8
Advance income tax (in excess of current tax expense)		33,915.5		41,941.6		552.8
Advances		7,790.4		10,705.4		141.1
Prepaid expenses		1,963.8		4,333.2		57.1
Deposits/Margins paid		12,125.1		10,330.7		136.2
Derivatives (see note 23)		84,406.7		80,202.3		1,057.1
Term placements		105,204.8		471,502.0		6,214.6
Receivable on account of trade date		4,928.5		2,025.2		26.7
Right-of-use assets		64,548.8		71,572.2		943.4
Others*		89,850.5		114,420.9		1,508.0

Total	Rs.	456,972.8	Rs.	864,754.3	US$	11,397.8

* Others include equity securities with carrying value amounting to Rs. 20,600.1 million and Rs. 14,736.7 million as at March 31, 2021 and March 31, 2022, respectively. Equity securities include non-marketable
equity securities carried at cost

of
Rs. 999.2 million and Rs. 2,665.9 million as at March 31, 2021 and March 31, 2022, respectively.
Unrealized gain/(loss)
recognized in
non-interest
revenue–other, net
amount t
o
Rs. 7,618.1 million and

Rs. (7,633.5) million for the year
s
ended March 31, 2021 and March 31, 2022, respectively
.